Tax Refinancing Program - Summary of Outstanding Balance of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable	R$ 417,503	R$ 553,206
Tax debt refinancing program payable, Current	86,721	142,036
Tax debt refinancing program payable, Non-current	330,782	411,170
Law 11941/09 and Law 12865/2013 tax financing program
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable	417,076	496,240
PRT (MP 766/2017)
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable		54,528
PERT (Law 13496/2017)
Tax Debt Refinancing Program [Line Items]
Tax debt refinancing program payable	R$ 427	R$ 2,438